TRADE RECEIVABLES - Disclosure of composition of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Open accounts	$ 43,166	$ 29,844
Less – provision for credit losses	(1,866)	(2,432)
Trade receivables - net	$ 41,300	$ 27,412